Long-Term Loans (Details Narrative) (10-K) - USD ($) $ in Thousands	May 02, 2020	Apr. 22, 2020	Mar. 14, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of warrants				$ 812	$ 442	$ 112
Viola Warrants [Member]
Fair value of warrants			$ 600		$ 442	$ 112
Maximum [Member]
Debt instruments variable interest rate	6.75%
Loan description	According to the Viola Loan Amendment, repayment of the remaining 23 payments of the loan principal was deferred until January 1, 2021, and the interest rate on the loan was reduced to a maximum of 8.5% or LIBOR plus 6.25%.
Interest rate decrease	8.50%
Viola Loan [Member]
Debt instruments variable interest rate			6.75%
Loan description			The Viola Loan is denominated in USD, and bears interest at an annual rate equal to the higher of 10% or twelve-month LIBOR+6.75%. The principal amount of the Viola Loan shall be repaid in 24 equal monthly payments commencing 12 months from the grant of the loan.
Viola Loan [Member] | Maximum [Member]
Debt instrument face amount			$ 3,000
Viola Loan [Member] | Minimum [Member]
Debt instruments interest rate			10.00%
PPP Note [Member] | Cache Valley Bank [Member]
Proceeds from Loan		$ 653